SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
2.	SEGMENT INFORMATION

IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. The Consolidated Entity operates in one segment, being mineral exploration and development in the United States of America.